Interim Consolidated Balance Sheets - USD ($) $ in Millions	Jul. 04, 2020	Dec. 31, 2019
Current assets
Cash and cash equivalents	$ 20	$ 20
Accounts receivable	137	136
Taxes receivable	12	63
Inventory	208	230
Prepaids	8	13
Current assets	385	462
Non-current assets
Property, plant and equipment	1,367	1,427
Intangible assets	20	21
Deferred income tax assets	1	2
Other assets	12	9
Non-current assets	1,400	1,459
Assets	1,785	1,921
Current liabilities
Accounts payable and accrued liabilities	201	259
Taxes payable	1	1
Current liabilities	202	260
Non-current liabilities
Long-term debt	657	657
Other long-term debt	0	68
Other liabilities	41	40
Deferred income tax liabilities	199	192
Non-current liabilities	897	957
Shareholders’ equity	686	704
Liabilities and shareholders' equity	$ 1,785	$ 1,921